Consolidated income statements - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated income statements
Revenue	€ 267,633	€ 266,765	€ 256,127
Cost of sales	(114,684)	(115,940)	(110,996)
Gross profit	152,949	150,826	145,131
Research and development expenses	(46,089)	(44,400)	(38,098)
Sales and marketing expenses	(61,591)	(61,620)	(57,822)
General and administrative expenses	(40,122)	(39,597)	(37,068)
Net other operating income/(expense)	3,789	4,223	(6,524)
Operating profit (loss)	8,936	9,432	5,619
Financial expenses	(5,616)	(2,969)	(3,865)
Financial income	3,968	7,677	5,019
Profit (loss) before taxes	7,287	14,139	6,772
Income tax benefit/(expense)	429	(733)	(78)
Net profit (loss) for the year	7,716	13,406	6,695
Net profit (loss) attributable to:
The owners of the parent	7,718	13,436	6,722
Non-controlling interest	€ (2)	€ (30)	€ (27)